Other receivables (Details) - DKK (kr) kr in Thousands	Sep. 30, 2020	Dec. 31, 2019
Other receivables
VAT	kr 7,265	kr 5,437
Other	1,925	2,498
Total other receivables	kr 9,190	kr 7,935